Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the financial statements of the Company and its subsidiary. All intercompany balances and transactions are eliminated upon consolidation.

Uses of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, useful lives of property and equipment, the recoverability of long-lived assets, provision necessary for contingent liabilities, inputs used in the calculation of the asset retirement obligation, and implicit interest rate of operating leases and financing leases. Actual results could differ from those estimates.

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains all of its bank accounts in Japan. Cash balances in bank accounts in Japan are insured by the Deposit Insurance Corporation of Japan subject to certain limitations. The Company considers all highly-liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. As of March 31, 2022 and 2021, the Company did not have any cash equivalents.

Accounts receivable

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts.

The Company determines the adequacy of reserves for doubtful accounts based on general and individual account analysis and historical collection trend. The Company establishes general and specific allowance when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivable balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income (loss). Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of March 31, 2022 and 2021, allowance for uncollectible balances amounted to $177,793 and $483,124, respectively.

Leases

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), which is effective for annual reporting periods (including interim periods) beginning after December 15, 2018, and early adoption is permitted. The Company early adopted the Topic 842 on April 1, 2018 using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty.

The Company leases retail store facilities and distribution centers, which are classified as operating leases and leases certain software and equipment and furniture as finance lease in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Operating leases are included in operating lease right-of-use assets, operating lease liabilities, current, and operating lease liabilities, non-current, and finance leases are included in property and equipment, finance lease liabilities, current, and finance lease liabilities, non-current in the consolidated balance sheet.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The operating lease right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All operating lease right-of-use assets are reviewed for impairment annually. There was no impairment for operating lease right-of-use lease assets as of March 31, 2022 and 2021.

The Company has elected the short-term lease exception, and therefore operating lease right-of-use assets and liabilities do not include leases with a lease term of twelve months or less.

In response to the large volume of anticipated lease concessions to be granted related to the effects of the COVID-19 pandemic, and the resultant expected cost and complexity of applying the lease modification requirements in Topic 842, the FASB issued Staff Q&A—Topic 842 and Topic 840: Accounting for Lease Concessions Related to the Effects of the COVID-19 Pandemic in April 2020 as interpretive guidance to provide clarity in response to the crisis. The FASB staff indicated that it would be acceptable for entities to make an election to account for lease concessions related to the effects of the COVID-19 pandemic consistent with how they would be accounted for as though enforceable rights and obligations for those concessions existed in the original contract. Consequently, for such lease concessions, an entity will not need to reassess each existing contract to determine whether enforceable rights and obligations for concessions exist and an entity can elect to apply or not to apply the lease modification guidance in Topic 842 to those contracts. The election is available for concessions related to the effects of the COVID-19 pandemic that result in the total payments required by the modified contract being substantially the same as or less than total payments required by the original contract.

Based on the nature of the agreements reached with many of its landlords, the Company has accounted for rent concessions as if they were part of the enforceable rights and obligations of the existing lease contracts and did not account for the concessions as lease modifications. The Company has received a total of lease concessions amounting to $276,586, and among which, $127,303, $53,502, and $nil was received during the year ended March 31, 2022, 2021, and 2020, respectively. The Company remeasured the lease payments using the same discount rate, and has continued to recognize lease expenses on a straight-line basis for its leases over the related lease terms. As a result of the remeasurement, the Company’s operating lease liabilities decreased by $84,368 and $232,189, with a corresponding reduction in right-of-use assets of $84,368 and $232,189 as of March 31, 2022 and 2021, respectively.

Equity investment

An investment in which the Company has the ability to exercise significant influence, but does not have a controlling interest, is accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock between 20% and 50%, and other factors, such as representation on the board of directors, voting rights, and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Company did not record impairment losses on its equity method investment during the years ended March 31, 2022, 2021, and 2020.

Merchandise inventories, net

Merchandise inventories are stated at the lower of cost or net realizable value, on a weighted average basis. Costs include mainly the cost of merchandise inventories. Any excess of the cost over the net realizable value of each item of merchandise inventories is recognized as a provision for diminution in the value of merchandise inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to sell products. The Company periodically evaluates merchandise inventories for their net realizable value adjustments, and reduces the carrying value of those merchandise inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and expiration dates, as applicable, taking into consideration historical and expected future product sales. For the years ended March 31, 2022, 2021, and 2020, no merchandise inventory reserve was recorded because no slow-moving, obsolete, or damaged merchandise inventory was identified.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Except for assets that are not subject to depreciation, such as land and construction in progress, depreciation and amortization of property and equipment are mainly provided using the straight-line method or declining balance method, which allocates an asset’s cost over the periods during which the Company benefits from the use of the asset. The expected economic useful lives of the Company’s assets are as follows:

Useful life
Property and buildings	35-50 years
Land	Infinite
Leasehold improvements	Lesser of useful life and lease term
Equipment and furniture	2-18 years
Automobiles	4-6 years
Software	5 years

Land has infinite useful life and is not subjected to amortization. Management reviews for impairment accordance with the accounting policy stated under impairment of long-lived assets.

Expenditures for maintenance and repair, which do not materially extend the useful lives of the assets, are charged to expenses as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Asset retirement obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development, and/or normal use of the long-lived assets. The Company’s asset retirement obligations are primarily related to leasehold improvement of its retail stores leases, that, at the end of the leases, are required to be returned to the landlords in their original condition. As of March 31, 2022 and 2021, the balance of asset retirement obligations included in other non-current liabilities was $889,147 and $nil, respectively, and will be subsequently adjusted for changes in fair value. The associated estimated asset retirement costs are capitalized as part of the carrying amount of the leasehold improvements and are depreciated over the shorter of the estimated useful life of the asset or the term of the lease subsequent to the initial measurement. Due to the time over which these obligations could be settled and the judgment used to determine the liability, the ultimate obligation may differ from the estimate. Upon settlement, any difference between actual cost and the estimate is recognized as a gain or loss in that period.

Impairment of long-lived assets

Long-lived assets, primarily property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of March 31, 2022 and 2021.

Deferred initial public offering (“IPO”) costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A—“Expenses of Offering.” Deferred offering costs consist of underwriting, legal, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs was charged to shareholders’ equity upon the completion of the IPO.

Revenue recognition

The Company adopted Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”), on April 1, 2018 using the modified retrospective approach.

ASC 606 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation. The application of the five-step model to the revenue streams compared to the prior guidance (ASC Topic 605, Revenue Recognition) did not result in significant changes in the way the Company records its revenue. The Company has assessed the impact of the guidance by reviewing its existing customer contracts to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control, and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 and therefore there was no material changes to the Company’s consolidated financial statements upon adoption of ASC 606.

Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Control is the ability to direct the use of, and obtain substantially all of the remaining benefits from the specified goods and services.

The Company currently generates its revenue through retail and wholesale of Japanese beauty and health products, as well as sundry products and other products, through a multi-channel distribution network. Currently, the Company sells its products through: (i) directly-operated physical stores, (ii) online stores, and (iii) franchise stores and wholesale customers. For Japanese domestic sales, revenue is recognized at the point of sales or delivery of the related products and control is transferred. For international sales, the Company sells goods under Cost Insurance and Freight (“CIF”) shipping point term, and revenue is recognized when product is loaded on the ships and control is deemed as transferred. The Company generally offers a seven-day product return policy, as long as the products are undamaged, in their original condition, and can be resold. Products sold in the Company’s physical stores may be returned in store with receipt subject to certain restrictions. Historically, the customer returns were immaterial. Therefore, the Company did not provide any sales return allowances as of March 31, 2022 and 2021.

The Company enters into trademark license agreements with franchisees under which the franchisee is granted a revocable license and non-exclusive right to use the Company’s trademarks solely for the purposes of selling, promoting sales of, and performing post-sale and other support relating to the products the Company sells to the franchisee. In exchange, the franchisee is required to pay a monthly royalty fee of ¥60,000 (approximately $492) per franchise store and purchase at least 75% of the products sold in store (except heavy products such as purified water) from the Company. The trademark license agreements have a term of one year and automatically renew for successive one-year terms, unless either party sends a written non-renewal notice no later than two months prior to the expiration of the then current term.

The Company is the principal for the majority of its transactions and recognizes revenue on a gross basis. The Company is the principal when it has control of the merchandise before it is transferred to customers, which generally is established when the Company is primarily responsible for merchandising decisions, maintains the relationship with customer, including assurance of member service and satisfaction, and has pricing discretion.

In directly-operated physical stores of the Company in Japan, customers can enroll in the Company’s rewards program, which is primarily a spending-based rewards program, and get a rewards card. Members of the rewards program usually earn one membership point for each ¥100 spent in the Company’s directly-operated physical stores, and subsequently one membership point can be used as ¥1 at the Company’s directly-operated physical stores when making payments; the membership points are valid for one year starting from the last use of the rewards card. The Company initially accounts for these membership points as a reduction in sales based on the estimated monetary value of the membership points with the corresponding liability classified as deferred revenue in the consolidated balance sheets. When a customer redeems earned membership points at its stores, the Company recognizes revenue and reduce the deferred revenue. Unused membership points are recognized as breakage, which is recorded as revenue in the consolidated statement of income and comprehensive income (loss). Membership point breakage was immaterial for the years ended March 31, 2022, 2021, and 2020.

Contract balances and remaining performance obligations

Contract balances typically arise when a difference in timing between the transfer of control to the customer and receipt of consideration occurs. The Company did not have contract assets as of March 31, 2022 and 2021. The Company’s contract liabilities, which are reflected in its consolidated balance sheets as deferred revenue of $104,663 and $186,046 as of March 31, 2022 and 2021 respectively, consist primarily of revenue for amount received in advance from the Company’s wholesale customers and unredeemed membership points. These amounts represent the Company’s unsatisfied performance obligations as of the balance sheet dates. The amount of revenue recognized in the years ended March 31, 2022, 2021, and 2020 that was included in the opening deferred revenue was $182,871, $531,612, and $165,479, respectively. As of March 31, 2022, the amount received in advance from wholesale customers and unredeemed membership points was $104,663. The Company expects to recognize revenue when products are delivered to the wholesale customers or when customers redeem their membership points, which is expected to occur within one year.

Disaggregation of revenue

The Company disaggregates its revenue by geographic areas, product categories, and distribution channels, which the Company believes best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenue for the years ended March 31, 2022, 2021, and 2020 is as following:

Revenue by geographic areas

The summary of the Company’s total revenue by geographic areas for the years ended March 31, 2022, 2021, and 2020 was as follows:

	For the Years Ended March 31,
	2022	2021	2020
Japan domestic market	$21,786,380	$42,728,171	$55,590,347
China market	192,933,863	170,674,887	77,276,549
Other overseas markets	13,716,453	8,111,684	6,707,062
Total revenue	$228,436,696	$221,514,742	$139,573,958

Revenue by product categories

The summary of the Company’s total revenue by product categories for the years ended March 31, 2022, 2021, and 2020 was as follows:

	For the Years Ended March 31,
	2022	2021	2020
Beauty products	$153,428,218	$141,111,215	$113,645,885
Health products	16,565,637	39,717,066	13,813,746
Sundry products*	50,484,777	31,599,246	8,530,111
Other products	7,958,064	9,087,215	3,584,216
Total revenue	$228,436,696	$221,514,742	$139,573,958

*	Sundry products include primarily home goods, such as bedding and bath products, home décor, dining and tabletop items, storage containers, car supplies, cleaning agents, and laundry supplies. It also includes spa supplies, clothing, formula milk, and diapers.

Revenue by distribution channels

The summary of the Company’s total revenue by distribution channels for the years ended March 31, 2022, 2021, and 2020 was as follows:

	For the Years Ended March 31,
	2022	2021	2020
Directly-operated physical stores	$10,836,229	$29,502,329	$45,824,603
Online stores	121,164,347	111,435,341	50,464,251
Franchise stores and wholesale customers	96,436,120	80,577,072	43,285,104
Total revenue	$228,436,696	$221,514,742	$139,573,958

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, due from related parties, prepaid expenses and other current assets, short-term borrowings, current portion of long-term borrowings, accounts payable, due to related parties, deferred revenue, taxes payable, and other payables and other current liabilities, approximate the fair value of the respective assets and liabilities as of March 31, 2022 and 2021 based upon the short-term nature of the assets and liabilities.

Foreign currency translation

The Company maintains its books and record in its local currency, Japanese yen (“¥”), which is a functional currency as being the primary currency of the economic environment in which its operation is conducted. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the statements of income and comprehensive income (loss).

The reporting currency of the Company is the United States Dollars (“US$”) and the accompanying consolidated financial statements have been expressed in US$. In accordance with ASC Topic 830-30, “Translation of Financial Statement,” assets and liabilities of the Company are translated into US$, using the exchange rate on the balance sheet date. Revenue and expenses are translated at the average rates prevailing during the period. Shareholders’ equity is translated at the historical exchange rate at the time of transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2022	March 31, 2021	March 31, 2020
Year-end spot rate	¥1=US$0.008208	¥1=US$0.009034	¥1=US$0.009250
Average rate	¥1=US$0.008908	¥1=US$0.009434	¥1=US$0.009201

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred. No significant penalties or interest relating to income taxes were incurred during the years ended March 31, 2022, 2021, and 2020. The Company does not believe there was any uncertain tax provision as of March 31, 2022 and 2021.

The Company’s operating subsidiary in Japan is subject to the income tax laws of Japan. As of March 31, 2022, the tax years ended March 31, 2016 through March 31, 2022 for the Company and its subsidiary remain open for statutory examination by the Japanese tax authorities.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of March 31, 2022 and 2021, there were no dilutive shares.

Shipping and handling cost

All shipping and handling costs are expensed as incurred and included in selling, general, and administrative expenses in the consolidated statements of income and comprehensive income (loss). Total shipping and handling expenses were $13,481,078, $10,977,722, and $3,026,823 for the years ended March 31, 2022, 2021, and 2020, respectively.

Advertising expenses

Advertising costs are expensed as incurred and included in selling, general, and administrative expenses in the consolidated statements of income and comprehensive income (loss). Advertising expenses amounted to $2,847,383, $2,440,443, and $527,934 for the years ended March 31, 2022, 2021, and 2020, respectively.

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). The foreign currency translation gain or loss resulting from the translation of the financial statements expressed in ¥ to US$ is reported in other comprehensive loss in the consolidated statements of income and comprehensive income (loss).

Risks and uncertainties

Political and economic risk

The directly-operated physical stores of the Company are all located in the Japan. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Japan, as well as by the general state of Japan economy. The Company’s results may be adversely affected by changes in the political, regulatory, and social conditions in Japan. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Credit risk

As of March 31, 2022 and 2021, $17,568,176 and $16,320,040 of the Company’s cash was on deposit at financial institutions in Japan, respectively, which were insured by the Deposit Insurance Corporation of Japan subject to certain limitations. The Company has not experienced any losses in such accounts.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risks. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Concentrations

For the years ended March 31, 2022, 2021, and 2020, all of the Company’s assets were located in Japan and all of the Company’s revenue was generated by the Company and its subsidiary, which are both located in Japan.

For the year ended March 31, 2022, no single customer accounted for more than 10% of the Company’s total revenue. For the year ended March 31, 2021, two customers accounted for approximately 11.5% and 10.3% of the Company’s total revenue, respectively. For the year ended March 31, 2020, one customer accounted for approximately 12.1% of the Company’s total revenue.

As of March 31, 2022, two third-party platform operators of the Company’s online stores accounted for 29.5% and 11.9% of the total accounts receivable balance, respectively. As of March 31, 2021, two customers and two third-party platform operators of the Company’s online stores accounted for 16.0%, 15.5%, 13.8%, and 10.6% of the total accounts receivable balance, respectively.

For the year ended March 31, 2022, three suppliers accounted for approximately 30.1%, 19.7%, and 17.9% of the Company’s total purchases, respectively. For the year ended March 31, 2021, two suppliers accounted for approximately 34.9% and 28.2% of the Company’s total purchases, respectively. For the year ended March 31, 2020, four suppliers accounted for approximately 25.9%, 17.1%, 15.3%, and 13.4% of the Company’s total purchases, respectively.

Recent accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Measurement of Credit Losses on Financial Instruments (Topic 326),” which significantly changed the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” which amended Subtopic 326-20 (created by ASU No.2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. Additionally, in April 2019, the FASB issued ASU No.2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments,” in May 2019, the FASB issued ASU No. 2019-05, “Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief,” and in November 2019, the FASB issued ASU No. 2019-10, “Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates,” and ASU No. 2019-11, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” which updated the effective date of ASU No. 2016-13 for private companies, not-for-profit organizations, and certain smaller reporting companies applying for credit losses standard and to provide further clarifications on certain aspects of ASU No. 2016-13. In February 2020, the FASB issued ASU 2020-02, “Financial Instruments – Credit Losses (Topic 326) and Leases (topic 842) Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (topic 842).” This ASU provides guidance regarding methodologies, documentation, and internal controls related to expected credit losses. The new effective date for these preparers is for annual and interim periods in fiscal years beginning after December 15, 2022, and the Company is in the process of evaluating the potential effect on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in accounting standards (the “Simplification Initiative”). The objective of the Simplification Initiative is to identify, evaluate, and improve areas of U.S. GAAP for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. The specific areas of potential simplification in this ASU were submitted by stakeholders as part of the Simplification Initiative. For public business entities, the amendments in this ASU are effective for years, and interim periods within those years, beginning after December 15, 2020. The Company adopted this ASU on April 1, 2021 and the adoption of this ASU did not have a material impact on its consolidated financial statements.

Except for the above-mentioned pronouncement, there are no new recently issued accounting standards that will have material impact on the Company’s consolidated financial position, statements of operations, and cash flows.